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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24F-2

            Read instructions at end of Form before preparing Form.

 1.    Name and address of issuer:

       MetLife Investors Variable Annuity Account Four
       5 Park Plaza
       Irvine, CA 92614

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

 3.    Investment Company Act File Number:

       811-06543

       Securities Act File Number:

       * 033-45223 No fee is being paid. CIK No. 0000883470.

 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2005

 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                    $            0
                                                                --------------

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:               $            0
                                                                --------------

       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the
              Commission:                                       $            0
                                                                --------------

       (iv)   Total available redemption credits (add
              Items 5(ii) And 5(iii)):                          $            0
                                                                --------------

       (v)    Net Sales - if Item 5(i) is greater than
              Item 5(iv) (Subtract Item 5(iv) from Item
              5(i)):                                            $            0
                                                                --------------

       (vi)   Redemption credits available for use in
              future years $(0) - if Item 5(i) is less than Item 5(iv) (subtract Item 5(iv) from
              Item 5(i)):

       (vii)  Multiplier for determining registration
              fee (See instruction C.9):                    x       0.00010700
                                                                --------------

       (viii) Registration fee due (multiply Item 5(v)
              by Item 5(vii)) (Enter "0" if no fee is
              due):                                         =   $            0
                                                                --------------

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 6.    Prepaid Shares

       If the response to Item 5(i) was
       determined by deducting an amount of
       securities that were registered under the Securities Act of 1933 pursuant to rule
       24e-2 as in effect before October 11,
       1997, then report the amount of
       securities (number of shares or other
       units) deducted here:

       If there is a number of shares or other
       units that were registered pursuant to
       rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

 7.    Interest due - if this Form is being
       filed more than 90 days after the end of
       the issuer's  fiscal year (See
       instruction D):
                                                   +    $          0
                                                         ------------
 8.    Total of the amount of the registration
       fee due plus any interest due
       (line 5(viii) plus line 7):                 =    $          0
                                                         ------------

       033-45223. No fee is being paid. CIK No. 0000883470.

 9.    Date the registration fee and any
       interest payment was sent to the
       Commission's lockbox depository:

       N/A
          Method of Delivery:
              [ ]  Wire Transfer CIK No. 0000883470
              [ ]  Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title): /s/ TIMOTHY E. BIGLEY
                          ----------------------------------------
                          Timothy E. Bigley, Assistant Vice
                          President

                          /s/ RICHARD C. PEARSON
                          ----------------------------------------
                          Richard C. Pearson, Executive Vice
                          President

Date: February 8, 2006